Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 15, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	May 15, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
BTS Bond Asset Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: BTS Bond Asset Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 29 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 266% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	266.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments. The Fund defines bond instruments to include fixed income securities, derivatives based on fixed income securities, other investment companies that invest primarily in fixed income securities (“Underlying Funds”) and preferred stocks. This 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days’ notice prior to any such change.

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of bonds without restriction as to maturity, credit quality, type of issuer, country or currency.

• The Fund may invest in bonds issued by the U.S. Government, its agencies and instrumentalities.

• The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk corporate bonds — commonly known as “high yield” or “junk” bonds — with medium to low credit quality ratings. High yield bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). High yield bonds have a higher expected rate of default than investment grade bonds.

• The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser uses an active trading strategy based on a proprietary technical trend-following model to take advantage of trends and momentum in the bond market. Using this model the adviser expects the Fund to invest aggressively in securities of a particular bond asset category when trends are positive or, conversely, sell securities in that bond asset category when trends are unfavorable.

The adviser’s investment approach includes two primary components:

Defensive Capital Preservation. When the adviser believes that interest rates will rise or high yield market credit conditions will deteriorate, investments will be focused in money market instruments and/or defensive positions such as short sales, inverse Underlying Funds or short positions in derivatives.

Aggressive Total Return. When the adviser believes that interest rates will fall or remain steady and/or high yield market credit conditions will improve, investments will be focused in medium-term and long-term U.S. Government securities and/or high yield bond instruments, including derivatives. These investments produce income and have the potential for capital appreciation generated by declining interest rates and/or improving high yield market credit fundamentals.

Although the adviser’s investment strategy contemplates investments across multiple bond classes, the Fund may be entirely invested in one bond class. For example, the Fund may be invested entirely in high-yield bonds, or entirely in U.S. Government securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk and liquidity risk.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Funds Risk. Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-BTS-9820
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.btsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31, Class A returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/12	3.57%
Worst Quarter:	9/30/13	(2.79)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.79%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	unlike the Fund’s returns the Index does not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class C Shares would differ from Class A returns.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Index return assumes reinvestment of interest. Investors may not invest in the Index directly; unlike the Fund’s returns the Index does not reflect any fees or expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After tax returns for Class C Shares would differ from Class A returns.

BTS Bond Asset Allocation Fund | Barclays Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
BTS Bond Asset Allocation Fund | Class A shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,616
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,898
Annual Return 2011	rr_AnnualReturn2011	0.72%
Annual Return 2012	rr_AnnualReturn2012	6.26%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
BTS Bond Asset Allocation Fund | Class A shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
BTS Bond Asset Allocation Fund | Class A shares | Return after taxes on distributions and sale of Fund
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
BTS Bond Asset Allocation Fund | Class C shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	910
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,261
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010
BTS Hedged Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: BTS Hedged Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 29 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 60 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 105% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in income producing securities.  The Fund defines income producing securities to include fixed income securities, derivatives based on fixed income securities, other investment companies that invest primarily in fixed income securities (“Underlying Funds”) and preferred stocks.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Funds’ Board of Trustees upon 60 days written notice to shareholders.

The Fund’s adviser (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of income producing securities without restriction as to maturity, credit quality, type of issuer, country or currency. The Fund may invest in debt securities in default or those that are rated below investment grade (high yield or “junk” bonds) The Adviser uses an active trading strategy based on a proprietary technical trend-following model to take advantage of trends and momentum in the bond market, (the “Market Trend Indicators”).  The Market Trend Indicators contemplate a broad range of market data, technical analysis and economic factors to allocate assets to either long or short positions.

The Adviser employs its proprietary financial research process, which includes: (1) top-down economic analysis, (2) quantitative research, (3) momentum forecasting and (4) technical analysis to assess trends, investment opportunities across the securities markets and to allocate the Fund’s investment portfolio primarily between (i)high yield bond securities, (ii) income producing securities (iii) inverse high yield bond securities and (iv) inverse U.S. Government bond securities. The Fund is actively managed and the Adviser anticipates that the Fund will have a high portfolio turnover rate. The Adviser executes a portion of the Fund’s strategy by allocating assets to four strategically diverse fixed income categories: high yield securities or mutual funds, total return securities or mutual funds, long or inverse (short) high yield securities or mutual funds and long or inverse (short) U.S. Government Bond securities or mutual funds.

• High Yield Bond Securities – The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds (commonly known as “junk” bonds), such as credit default swaps.  There is no limitation on the amount the Fund may invest in high yield securities and the Fund intends to allocate a portion of its assets among several high yield securities, including mutual funds the invest primarily in high yield bonds, which are available to BTS Asset Management, Inc. (the “Adviser”) and it determines to be top performing high yield bond securities according to data provided by leading investment analysis firms in coordination with the BTS Investment Committee evaluations. The selection process includes an analysis of securities by the Adviser with the aim of choosing securities that the Adviser believes will continue to offer top tier performance in the future.

• Total Return Securities – The Fund allocates approximately 30% of its assets to income producing securities or bond funds available to the Adviser.  The Adviser determines which securities are income-producing according to data provided by leading investment analysis firms in coordination with the BTS Investment Committee evaluations.  These total return securities may include high yield bond securities.

• Long/Short Positions – In an effort to take advantage of market trends, the Fund allocates approximately 40% of its assets in long or short positions in High Yield Bonds and Government Bonds.

○ High Yield – The Fund positions approximately 30% of its assets in long or short securities with high liquidity.  Liquid securities are those that allow active trading This portion of the Fund’s investment strategy is particularly important when high yield bonds are declining since it may cushion or possibly offset entirely any losses in the base High Yield Bond allocation.

○ Government – The Fund positions approximately 10% in U.S. Government Bonds that offer long and short (inverse) options.  When long term interest rates go down, the prices of long term government bond securities should go up.  Conversely, when long term interest rates move up, an inverse government bond security generally goes up as well.  This allocation enables the adviser to manage the effects of unique events that increase potential risk to capital.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• Hedging and Derivatives Risk. The Fund may seek to execute an investment strategy or hedge by purchasing or entering into derivative contracts such as futures, options on futures, swaps or purchasing securities whose prices are expected to move inversely to prices of the Fund’s portfolio of securities. The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Inverse (Short-Position) Risk. Inverse mutual funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge.

• Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, engaging in forward commitment transactions and short selling will magnify the Fund’s gains or losses.

• Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Short Selling Risk. The Fund will engage in short selling activities and take short positions in derivatives, which are significantly different from the investment activities commonly associated with conservative bond funds. Positions in shorted securities and short positions are speculative and more risky than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short sale or short position is potentially unlimited, whereas the potential loss on long positions is limited to the original purchase price.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

• Underlying Funds Risk. Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820 (1-877-287-9820).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-BTS-9820 (1-877-287-9820)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.btsfunds.com
BTS Hedged Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BDIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	45.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	46.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(44.23%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.70%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	759
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,292
BTS Hedged Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BDICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	45.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	47.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(44.23%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,212
BTS Tactical Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: BTS Tactical Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 29 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests (long or short) at least 80% of its assets in fixed income securities of domestic and foreign issuers or counterparties (“80% investment policy”). The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities (“MBS”), (vi) asset-backed securities (“ABS”), (vii) preferred stocks, (viii) loan participation interests, (ix) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (x) fixed income derivatives including options, financial futures, options on futures and swaps, (xi) other evidences of indebtedness; and (xii) other investment companies that invest primarily in fixed income securities. The 80% investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ notice and a change in the 80% policy would also necessitate a change in the Fund name.

The adviser uses an active trading strategy based on a proprietary tactical asset allocation strategy to take advantage of trends and momentum in the market. The Fund will seek primarily to invest in cash equivalents or enter into certain derivative transactions to hedge against adverse price movements when the adviser believes that the market conditions are unfavorable for investing in fixed income securities. Using this model the adviser expects the Fund to invest aggressively in securities of a particular fixed income asset category when trends are positive or, conversely, sell securities in that fixed income asset category when trends are unfavorable.

The adviser’s investment approach includes two primary components:

Defensive Capital Preservation. When the adviser believes that interest rates will rise or high yield market credit conditions will deteriorate, investments will be focused in money market instruments and/or defensive positions such as short sales, inverse Underlying Funds or short positions in derivatives.

Aggressive Total Return. When the adviser believes that interest rates will fall or remain steady and/or high yield market credit conditions will improve, investments will be focused in various fixed income securities, including derivatives. These investments produce income and have the potential for capital appreciation generated by declining interest rates and/or improving high yield market credit fundamentals.

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of fixed income securities without restriction as to maturity, credit quality, type of issuer, country or currency.

• The Fund may invest in bonds issued by the U.S. Government, its agencies and instrumentalities.

• Debt Securities: The Fund may invest in foreign and domestic debt securities, including corporate debt securities, government and agency debt securities, convertible debt securities, debentures, trust receipts, preferred capital stock, convertible capital stock, and shares of registered open-end and closed-end mutual funds that invest primarily in debt securities.

• The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk corporate bonds — commonly known as “high yield” or “junk” bonds — with medium to low credit quality ratings. High yield bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). High yield bonds have a higher expected rate of default than investment grade bonds.

• The Fund may invest in lower rated, high yield debt securities directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

• The Fund may invest in closed-end and open-end registered investment companies (“Underlying Funds”) to the extent permissible under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that a significant portion of the Fund’s assets may be invested in Underlying Funds.

• Derivatives: The Fund may invest in credit derivative products to be used by the Fund to gain exposure to specific asset class sectors, such as the high yield bond sector, in order to invest long or short in the specific asset classes. These products include credit default swaps (“CDS”) and credit default swap index products (including CDX index products).

• Equity Securities: The Fund may also invest up to 20% of its assets in U.S. or foreign equity securities.

The Fund intends to employ leverage (i.e., borrow money from banks, and/or other financial institutions, or other forms of direct and indirect borrowings) and reinvest the proceeds of such borrowings. The use of leverage by the Fund can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. The level of interest rates generally, and the rates at which the Fund can borrow in particular, can affect the operating results of the Fund.

Although the adviser’s investment strategy contemplates investments across multiple classes, the Fund may be entirely invested in one class of fixed income securities. For example, the Fund may be invested entirely in high-yield bonds, or entirely in U.S. Government securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests (long or short) at least 80% of its assets in fixed income securities of domestic and foreign issuers or counterparties ("80% investment policy").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Credit Default Swap Risk. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

• Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers. In determining the credit quality of fixed income securities, the Fund relies in part upon rating agencies which assign ratings based on their analysis of the issuer’s financial condition, economic and debt characteristics, and specific revenue sources securing the bond. There is additional risk that the national credit rating agencies may be wrong in their determination of an issuer’s financial condition, or the risks associated with a particular security. A change in either the issuer’s credit rating or the market’s perception of the issuer’s business prospects will affect the value of its outstanding securities. Ratings are not a recommendation to buy, sell or hold and may be subject to review, revision, suspension or reduction, or may be withdrawn at any time.

• Derivatives Risk. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions may give rise to leverage risk, and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk and liquidity risk.

• Emerging Markets Risk. In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Foreign Risk. The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities or other investment companies (“Underlying Funds”) that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, are speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk. The use of leverage may exaggerate changes in a Fund’s share price and the return on its investments. Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by a leveraged Underlying Fund or the Fund as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund. Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

• Limited History of Operations Risk. The Fund has a limited history of operations as a mutual fund for investors to evaluate.

• Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Short Selling Risk. The Fund may engage in short selling activities and take short positions in derivatives, which are significantly different from the investment activities commonly associated with conservative fixed income funds.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Fund Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. Class C shares have less than one calendar year of performance so they are not currently presented in the performance table. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of BTS Tactical Fixed Income Fund LLC (fka BTS Asset Allocation/High Yield Fund LLC) (the “Predecessor Fund”) in a tax-free reorganization on May 30, 2013 (the “Reorganization”). In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The performance information set forth below reflects the historical performance of the Fund shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31, Class A returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	39.86%	2nd Quarter 2009
Worst Quarter	(9.79)%	2nd Quarter 2004

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.79%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	unlike the Fund’s returns the Index does not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class C Shares would differ from Class A returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual returns for the Fund over various periods ended December 31, 2013. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund for the periods prior to the Reorganization. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Index return assumes reinvestment of interest. Investors may not invest in the Index directly; unlike the Fund’s returns the Index does not reflect any fees or expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After tax returns for Class C Shares would differ from Class A returns.

BTS Tactical Fixed Income Fund | Barclays Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
BTS Tactical Fixed Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.29%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,180
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,994
Annual Return 2004	rr_AnnualReturn2004	(0.20%)
Annual Return 2005	rr_AnnualReturn2005	0.67%
Annual Return 2006	rr_AnnualReturn2006	7.70%
Annual Return 2007	rr_AnnualReturn2007	8.11%
Annual Return 2008	rr_AnnualReturn2008	2.20%
Annual Return 2009	rr_AnnualReturn2009	56.63%
Annual Return 2010	rr_AnnualReturn2010	8.60%
Annual Return 2011	rr_AnnualReturn2011	1.16%
Annual Return 2012	rr_AnnualReturn2012	6.46%
Annual Return 2013	rr_AnnualReturn2013	0.13%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.87%)
5 Years	rr_AverageAnnualReturnYear05	11.32%
10 Years	rr_AverageAnnualReturnYear10	7.41%
BTS Tactical Fixed Income Fund | Class A Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.55%)
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	7.33%
BTS Tactical Fixed Income Fund | Class A Shares | Return after taxes on distributions and sale of Fund
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.76%)
5 Years	rr_AverageAnnualReturnYear05	8.95%
10 Years	rr_AverageAnnualReturnYear10	5.99%
BTS Tactical Fixed Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,354

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until April 30, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not, exceed 2.00% and 2.75% of the Fund's Class A and Class C shares. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser.